Compensation Related Costs, Retirement Benefits (Tables)	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022
Retirement Benefits [Abstract]
Employee Benefit Plan Obligation Summary [Table Text Block]

Employee Benefit Plan Obligations (net)	February 24, 2023	February 25, 2022
Defined contribution retirement plans	$17.0	$9.1
Post-retirement medical benefits	27.5	34.1
Defined benefit pension plans	41.1	48.5
Deferred compensation plans and agreements	46.3	56.9
	$131.9	$148.6

Employee benefit plan assets
Long-term asset	$2.3	$3.5
	$2.3	$3.5

Employee benefit plan obligations
Current portion	$31.2	$25.4
Long-term portion	103.0	126.7
	$134.2	$152.1

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]	The funded status of our defined benefit pension plans (excluding our investments in COLI policies) is as follows:

Defined Benefit Pension Plan Obligations	February 24, 2023		February 25, 2022
	Qualified Plans	Non-qualified Supplemental Retirement Plans	Qualified Plans	Non-qualified Supplemental Retirement Plans
	Foreign		Foreign
Plan assets	$22.4	$—	$35.2	$—
Projected benefit plan obligations	30.2	23.7	44.9	28.8
Funded status	$(7.8)	$(23.7)	$(9.7)	$(28.8)
Long-term asset	2.3	—	3.5	—
Current liability	(0.8)	(3.6)	(0.8)	(3.9)
Long-term liability	(9.3)	(20.1)	(12.4)	(24.9)
Total benefit plan obligations	$(7.8)	$(23.7)	$(9.7)	$(28.8)
Accumulated benefit obligation	$27.6	$23.7	$41.4	$28.8

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The following tables summarize our defined benefit pension and post-retirement plans:

	Defined Benefit Pension Plans		Post-Retirement Plans
	February 24, 2023	February 25, 2022	February 24, 2023	February 25, 2022
Change in plan assets:
Fair value of plan assets, beginning of year	$35.2	$33.2	$—	$—
Actual return on plan assets	(12.1)	3.7	—	—
Employer contributions	8.0	4.7	2.6	4.3
Plan participants’ contributions	—	—	2.1	2.2
Currency changes	(3.5)	(1.7)	—	—
Benefits paid	(5.2)	(4.7)	(4.7)	(6.5)
Fair value of plan assets, end of year	22.4	35.2	—	—

Schedule of Changes in Projected Benefit Obligations [Table Text Block]

Change in benefit obligations:
Benefit plan obligations, beginning of year	73.7	85.9	34.1	42.7
Service cost	0.7	1.4	0.1	0.1
Interest cost	1.6	1.3	1.1	1.0
Amendments	0.5	—	—	—
Net actuarial gain (1)	(13.5)	(7.2)	(5.1)	(5.4)
Plan participants’ contributions	—	—	2.1	2.2
Currency changes	(3.9)	(3.0)	(0.1)	—
Benefits paid	(5.2)	(4.7)	(4.7)	(6.5)
Benefit plan obligations, end of year	53.9	73.7	27.5	34.1
Funded status	$(31.5)	$(38.5)	$(27.5)	$(34.1)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

Amounts recognized on the Consolidated Balance Sheets:
Long-term asset	2.3	3.5	—	—
Current liability	(4.4)	(4.7)	(2.8)	(3.0)
Long-term liability	(29.4)	(37.3)	(24.7)	(31.1)
Net amount recognized	$(31.5)	$(38.5)	$(27.5)	$(34.1)

Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]

Amounts recognized in accumulated other comprehensive income (loss) —pretax:
Actuarial loss (gain)	$8.7	$10.6	$(18.3)	$(15.1)
Prior service cost	0.5	0.9	—	—
Total amounts recognized in accumulated other comprehensive income (loss) —pretax	$9.2	$11.5	$(18.3)	$(15.1)

Schedule of Net Benefit Costs [Table Text Block]

	Pension Plans			Post-Retirement Plans
	Year Ended			Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021	February 24, 2023	February 25, 2022	February 26, 2021
Components of expense:
Service cost	$0.7	$1.4	$1.9	$0.1	$0.1	$0.1
Interest cost	1.6	1.3	1.3	1.1	1.0	1.1
Amortization of net loss (gain)	0.2	1.2	1.1	(1.8)	(1.4)	(2.1)
Amortization of prior year service cost (credit)	0.5	(0.1)	—	—	—	—
Expected return on plan assets	(0.4)	(1.2)	(0.9)	—	—	—
Net expense (credit) recognized in Consolidated Statements of Income	2.6	2.6	3.4	(0.6)	(0.3)	(0.9)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) (pre-tax):
Net actuarial loss (gain)	(1.0)	(9.7)	1.2	(5.1)	(5.4)	0.5
Prior service cost	0.5	—	0.1	—	—	—
Amortization of gain (loss)	(0.2)	(1.2)	(1.1)	1.8	1.4	2.1
Amortization of prior year service cost (credit)	(0.5)	0.1	—	—	—	—
Total recognized in other comprehensive income (loss)	(1.2)	(10.8)	0.2	(3.3)	(4.0)	2.6
Total recognized in net periodic benefit cost and other comprehensive income (loss) -- pre-tax	$1.4	$(8.2)	$3.6	$(3.9)	$(4.3)	$1.7

Pension and Other Post-Retirement Liability Adjustments [Table Text Block]

Pension and Other Post-Retirement Accumulated Other Comprehensive Income (Loss) Changes	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Balance as of February 26, 2021	$(11.7)	$5.1	$(6.6)
Amortization of prior service cost (credit) included in net periodic pension cost	(0.1)	—	(0.1)
Net prior service (cost) credit during period	(0.1)	—	(0.1)
Net actuarial gain (loss) arising during period	15.1	(3.6)	11.5
Amortization of net actuarial (gain) loss included in net periodic pension cost	(0.2)	0.1	(0.1)
Net actuarial gain (loss) during period	14.9	(3.5)	11.4
Foreign currency translation adjustments	0.5	—	0.5
Current period change	15.3	(3.5)	11.8
Balance as of February 25, 2022	$3.6	$1.6	$5.2
Prior service (cost) credit from plan amendment arising during period	(0.5)	0.1	(0.4)
Amortization of prior service cost (credit) included in net periodic pension cost	0.5	(0.1)	0.4
Net prior service (cost) credit during period	—	—	—
Net actuarial gain (loss) arising during period	6.1	(1.6)	4.5
Amortization of net actuarial (gain) loss included in net periodic pension cost	(1.6)	0.4	(1.2)
Net actuarial gain (loss) during period	4.5	(1.2)	3.3
Foreign currency translation adjustments	1.0	(0.2)	0.8
Current period change	5.5	(1.4)	4.1
Balance as of February 24, 2023	$9.1	$0.2	$9.3

Defined Benefit Plan, Assumptions [Table Text Block]

Weighted-Average Assumptions	Pension Plans			Post-Retirement Plans
	Year Ended			Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021	February 24, 2023	February 25, 2022	February 26, 2021
Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.80%	2.50%	1.70%	5.47%	3.38%	2.58%
Rate of salary progression	0.60%	2.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	2.50%	1.70%	1.70%	3.38%	2.58%	2.56%
Expected return on plan assets	1.40%	3.70%	3.00%
Rate of salary progression	2.50%	3.50%	3.40%

Schedule of Allocation of Plan Assets [Table Text Block]
Our pension plans’ weighted-average investment allocation strategies and weighted-average target asset allocations by asset category as of February 24, 2023 and February 25, 2022 are reflected in the following table.

Asset Category	February 24, 2023		February 25, 2022
	Actual Allocations	Target Allocations	Actual Allocations	Target Allocations
Buy-in contract	98%	100%	—%	—%
Debt securities	—	—	78	50
Other (1)	2	—	22	50
Total	100%	100%	100%	100%
________________________
(1)Represents cash and cash equivalents in 2023 and primarily represents money market funds in 2022.

Defined Benefit Plan, Plan Assets, Category
The fair value of the pension plan assets as of February 24, 2023 and February 25, 2022, by asset category are as follows:

Fair Value of Pension Plan Assets	February 24, 2023
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$0.5	$—	$—	$0.5
Buy-in contract	—	—	21.9	21.9
	$0.5	$—	$21.9	$22.4

Fair Value of Pension Plan Assets	February 25, 2022
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1.3	$—	$—	$1.3
Fixed income securities - Bond funds	—	33.7	—	33.7
Other investments - Property and property funds	—	0.2	—	0.2
	$1.3	$33.9	$—	$35.2

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
Below is a roll-forward of the pension plan assets measured at estimated fair value using Level 3 inputs during the years ended February 24, 2023 and February 25, 2022:

Roll-forward of Fair Value Using Level 3 Inputs	Pension Plan Assets
Balance as of February 25, 2022	$—
Initial buy-in contract premium	24.2
Other contributions	1.4
Change in estimated fair value	(3.7)
Balance as of February 24, 2023	$21.9

Schedule of Expected Benefit Payments [Table Text Block]	The estimated future benefit payments under our pension and post-retirement plans are as follows:

Fiscal Year Ending in February	Pension Plans	Post-retirement Plans
2024	$5.2	$2.9
2025	4.5	2.8
2026	5.3	2.6
2027	4.5	2.5
2028	4.0	2.5
2029 - 2033	17.8	11.0